Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.7%)
Communication Services (0.7%):
AMC Networks, Inc., Class A(a)(b)	3,000	$74,130
iHeartMedia, Inc., Class A(a)(b)	3,500	28,420
Nexstar Media Group, Inc., Class A	1,250	112,413
		214,963
Total Common Stocks (Cost $352,975)		214,963

Senior Secured Loans (18.1%)
Alphabet Holding Company, Inc., 2nd Lien Term Loan, 7.91% (LIBOR01M+775bps), 8/15/25(c)	$500,000	481,665
Avaya, Inc., 1st Lien Term Loan B, 4.40% (LIBOR01M+425bps), 12/15/24(c)	180,841	179,655
Bass Pro Group, LLC, Term Loan B, 6.07% (LIBOR06M+500bps), 12/16/23(c)	483,794	478,656
CPM Holdings, Inc., 1st Lien Term Loan, 3.91% (LIBOR01M+375bps), 11/17/25(c)	197,000	183,271
Dayco Products, LLC, 1st Lien Term Loan B, 4.51% (LIBOR03M+425bps), 5/19/24(c)	483,750	302,344
Dynasty Acquisition Co, Inc., 1st Lien Term Loan, 3.81% (LIBOR03M+350bps), 4/6/26(c)	226,077	198,787
Golden Nugget, Inc., 1st Lien Term Loan B,3.25% (LIBOR02M+250bps), 10/4/23	229,497	204,009
Golden Nugget, Inc., 1st Lien Term Loan B, 3.25% (LIBOR01M+250bps), 10/4/23(c)	270,503	240,461
Holley Purchaser, Inc., 1st Lien Term Loan, 5.26% (LIBOR03M+500bps), 10/24/25(c)	197,000	186,165
LifeScan Global Corp., 1st Lien Term Loan B, 7.18% (LIBOR06M+600bps), 6/19/24(c)	447,500	421,098
Navistar, Inc., 1st Lien Term Loan B, 3.66% (LIBOR01M+350bps), 11/2/24(c)	241,908	239,489
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 9.83% (LIBOR06M+875bps), 7/1/24(c)	250,000	248,125
Reynolds Group Holdings, Inc., 1st Lien Term Loan, 2.91% (LIBOR01M+275bps), 2/5/23(c)	195,902	193,282
SIWF Holdings, Inc., 2nd Lien Term Loan, 9.57% (LIBOR06M+850bps), 5/26/26(c)	500,000	424,165
Specialty Building Products Holdings, LLC, 1st Lien Term Loan, 5.91% (LIBOR01M+575bps), 10/1/25(c)	493,750	493,133
Spectacle Gary Holdings LLC, 1st Lien Term Loan, 10/17/25(c)(d)(e)	16,892	15,973
Spectacle Gary Holdings LLC, 1st Lien Term Loan, 11.00% (LIBOR03M+900bps), 12/23/25(c)	233,108	220,434
Standard Aero Ltd, 1st Lien Term Loan, 3.81% (LIBOR03M+350bps), 4/6/26(c)	121,547	106,875
Stars Group Holdings BV, 1st Lien Term Loan B, 3.81% (LIBOR03M+350bps), 6/27/25(c)	246,402	245,564
Tenneco Inc., 1st Lien Term Loan B, 3.16% (LIBOR01M+300bps), 6/18/25(c)	197,000	177,178
Total Senior Secured Loans (Cost $5,575,447)		5,240,329

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (71.8%)
Communication Services (6.0%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	$400,000	$413,596
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 10/1/23 @ 104.88 (d)(f)	100,000	102,105
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (f)	500,000	462,544
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	250,000	246,825
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (f)	250,000	262,345
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (f)	250,000	232,515
		1,719,930

Consumer Discretionary (15.2%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (f)	220,000	225,218
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	400,000	405,304
Boyd Gaming Corp.
8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (f)	300,000	328,869
6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	407,570
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/19/20 @ 102.63 (f)	250,000	241,578
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (f)(g)	200,000	104,052
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (g)	250,000	286,493
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	250,000	234,580
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	260,888
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	250,000	258,670
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	300,000	312,894
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26, Callable 9/30/22 @ 103.19 (f)	200,000	203,500
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (f)(g)	500,000	557,139
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	586,497
		4,413,252

Consumer Staples (6.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (f)	250,000	266,938
B&G Foods, Inc., 5.25%, 4/1/25, Callable 11/9/20 @ 103.94	200,000	205,286
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 10/19/20 @ 104.13 (f)(g)	250,000	256,248
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 11/9/20 @ 103.63 (f)	500,000	499,085
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (f)	250,000	256,335
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (f)	330,000	345,447
		1,829,339

Financials (9.9%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (f)	225,000	235,395
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (f)	300,000	319,332
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (f)	250,000	262,425
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (f)(g)	500,000	526,239
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 11/9/20 @ 107.25 (f)	500,000	461,125

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	$120,000	$130,085
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 11/9/20 @ 106.38 (f)(h)	250,000	161,218
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (f)(g)	250,000	266,033
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (f)	300,000	297,594
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (b)(f)	250,000	176,333
		2,835,779

Health Care (9.3%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23 (f)	500,000	499,999
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5 (f)	190,000	140,382
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (f)	250,000	259,935
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f)(g)	300,000	312,003
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	300,000	319,313
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (b)(f)	250,000	266,093
Tenet Healthcare Corp.
6.75%, 6/15/23	200,000	210,436
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (f)	250,000	243,123
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (f)	400,000	435,012
		2,686,296

Industrials (17.0%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/9/20 @ 101.84 (f)	500,000	263,370
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 10/19/20 @ 105 (b)(f)(g)	300,000	282,417
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/9/20 @ 101 (b)(f)	250,000	232,208
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (f)	250,000	260,045
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/9/20 @ 102.44 (f)	470,000	458,626
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (f)	400,000	296,311
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (f)	200,000	202,014
Delta Air Lines, Inc., 7.00%, 5/1/25 (f)	250,000	274,945
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (g)	250,000	276,060
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (f)	250,000	260,370
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (f)	500,000	501,825
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b)(f)	250,000	262,518
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b)(f)(g)	250,000	266,745
TransDigm, Inc., 6.50%, 7/15/24, Callable 11/9/20 @ 101.63	400,000	398,968
Triumph Group, Inc., 6.25%, 9/15/24, Callable 11/9/20 @ 103.13 (f)	150,000	127,917
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (f)	250,000	273,838
XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (f)	250,000	267,278
		4,905,455

Information Technology (0.9%):
Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f)	250,000	264,668

Materials (6.5%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (f)	250,000	254,605

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (f)	$150,000	$158,484
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (f)	400,000	415,476
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (f)	350,000	368,637
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 11/9/20 @ 103.13 (f)	330,000	332,432
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (f)(g)	250,000	247,423
U.S. Concrete, Inc., 5.13%, 3/1/29, Callable 9/1/23 @ 102.56 (f)	100,000	100,248
		1,877,305

Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (f)	200,000	201,558
Total Corporate Bonds (Cost $20,614,990)		20,733,582

Collateral for Securities Loaned (4.3%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(i)	27,364	27,364
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(i)	427,718	427,718
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(i)	190,287	190,287
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(i)	108,888	108,888
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(i)	489,580	489,580
Total Collateral for Securities Loaned (Cost $1,243,837)		1,243,837

Total Investments (Cost $27,787,249) — 94.9%		27,432,711
Other assets in excess of liabilities — 5.1%		1,473,144
NET ASSETS - 100.00%		$28,905,855

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(d)	Security purchased on a when-issued basis.
(e)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $16,801,079 and amounted to 58.1% of net assets.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(h)	Defaulted security.
(i)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
ULC—Unlimited Liability Co.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (1.5%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/22 @ 100 (a)	$1,000,000	$1,022,989
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 1/15/24 @ 100 (a)	1,144,723	1,152,741
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 2/20/21 @ 100 (a) (b)	3,825,000	3,838,330
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A, 2.97%, 3/15/24	2,585,000	2,615,818
Total Asset-Backed Securities (Cost $8,562,234)		8,629,878

Collateralized Mortgage Obligations (1.1%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63	2,590,000	2,744,212
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53	2,241,000	2,422,868
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a) (b)	1,368,396	1,370,415
Total Collateralized Mortgage Obligations (Cost $6,551,319)		6,537,495

Preferred Stocks (0.3%)
Financials (0.1%):
AMG Capital Trust II, 10/15/37, 5.15%	4,925	228,274
KKR & Co., Inc., Series C, 9/15/23, 6.00% (c)	2,470	128,440
Wells Fargo & Co., Series L, 7.50% (d)	200	268,410
		625,124

Industrials (0.0%):(e)
Stanley Black & Decker, Inc., 11/15/22, 5.25%	2,460	248,214

Utilities (0.2%):
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	2,470	251,347
DTE Energy Co., 11/1/22, 6.25%	5,420	244,767
NextEra Energy, Inc., 3/1/23, 5.28%	5,925	276,579
		772,693
Total Preferred Stocks (Cost $1,668,102)		1,646,031

Corporate Bonds (57.1%)
Communication Services (3.1%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	$1,446,000	1,351,808
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	1,140,000	1,320,496
1.65%, 2/1/28, Callable 12/1/27 @ 100	919,000	920,333
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	2,433,000	3,024,365
CenturyLink, Inc., 6.75%, 12/1/23	962,000	1,056,122
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	1,346,000	1,511,626
2.80%, 1/15/51, Callable 7/15/50 @ 100	1,016,000	1,024,311

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	$1,190,000	$1,219,345
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,262,000	1,429,732
3.38%, 2/15/25 (a) (f)	1,017,000	1,132,989
Vodafone Group PLC
3.75%, 1/16/24	2,537,000	2,770,658
5.25%, 5/30/48	1,718,000	2,216,615
		18,978,400

Consumer Discretionary (5.6%):
Booking Holdings, Inc., 0.75%, 5/1/25 (b) (f)	196,000	252,074
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	5,960,000	6,296,323
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	923,000	954,262
General Motors Co., 4.88%, 10/2/23 (a)	1,976,000	2,148,604
Hasbro, Inc.
2.60%, 11/19/22	2,412,000	2,488,123
6.35%, 3/15/40	1,596,000	1,884,397
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	936,000	964,660
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	1,115,000	1,146,800
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	994,000	1,013,890
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	1,781,000	2,009,609
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,733,606
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,026,000	2,511,571
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,375,000	2,508,261
3.00%, 5/15/30, Callable 11/15/29 @ 100	2,303,000	2,487,010
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,307,486
		32,706,676

Consumer Staples (5.2%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	1,731,000	1,996,587
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	1,436,000	1,689,942
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	620,000	640,119
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,258,160
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100 (f)	2,863,000	2,947,945
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	5,337,000	5,572,682
Keurig Dr Pepper, Inc.
4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	3,070,000	3,337,060
5.09%, 5/25/48, Callable 11/25/47 @ 100	559,000	750,977
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100 (f)	1,835,000	2,291,090
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	4,966,000	5,112,050
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	1,600,000	1,670,784
The Coca-Cola Co., 2.95%, 3/25/25	2,270,000	2,494,934
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	691,000	947,043
		30,709,373

Energy (4.2%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,255,000	1,304,761
Chevron USA, Inc., 1.02%, 8/12/27, Callable 6/12/27 @ 100	2,732,000	2,728,776
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	1,985,302
Ecopetrol SA, 5.88%, 9/18/23 (a)	2,780,000	3,057,833
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	2,186,000	2,181,497
HollyFrontier Corp., 2.63%, 10/1/23	2,069,000	2,070,179
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	1,508,000	1,557,960

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Pioneer Natural Resources Co.
0.25%, 5/15/25 (b)	$195,000	$215,233
1.90%, 8/15/30, Callable 5/15/30 @ 100	1,976,000	1,857,539
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	2,215,000	2,255,402
Statoil ASA, 3.95%, 5/15/43	930,000	1,084,036
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a) (f)	910,000	998,379
6.63%, 6/15/37 (f)	2,520,000	3,158,719
		24,455,616

Financials (16.2%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,713,228
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	444,582
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	965,000	1,087,169
4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	2,083,566
Ares Capital Corp., 4.63%, 3/1/24	243,000	251,814
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21 (a) (g)	1,875,000	1,875,000
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN (f)	3,500,000	3,574,585
4.20%, 8/26/24, MTN (a)	1,400,000	1,558,704
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,963,239
Barclays Bank PLC, 2/4/25 (a)	243,000	298,083
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,935,000	2,096,340
Cincinnati Financial Corp., 6.13%, 11/1/34	1,795,000	2,554,447
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	3,443,000	3,558,444
3.88%, 3/26/25	929,000	1,025,978
4.60%, 3/9/26 (a)	873,000	997,202
4.45%, 9/29/27 (a)	1,000,000	1,159,920
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (f) (g)	813,000	950,779
Enel Finance International NV, 2.88%, 5/25/22 (a) (b)	3,685,000	3,805,794
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,165,000	1,194,696
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	5,053,000	5,512,974
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,510,000	2,506,236
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	966,000	1,025,428
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	2,094,000	2,099,403
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	3,400,000	3,737,382
5.60%, 7/15/41	980,000	1,435,661
Morgan Stanley
4.88%, 11/1/22 (a)	2,718,000	2,943,866
3.75%, 2/25/23 (a)	3,000,000	3,220,230
3.13%, 7/27/26, MTN	5,500,000	6,077,554
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b) (f)	1,720,000	2,335,622
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	365,000	425,546
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	2,500,000	2,733,900
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	3,110,000	3,466,499
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,550,441
5.75%, 1/24/22 (a)	2,750,000	2,936,423
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	1,431,000	1,490,344

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	$3,550,000	$3,666,618
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	1,713,000	1,871,384
Wachovia Corp., 5.50%, 8/1/35 (a)	1,000,000	1,326,680
Wells Fargo & Co.
4.30%, 7/22/27, MTN	3,553,000	4,072,092
4.90%, 11/17/45 (a)	890,000	1,124,043
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,000,000	1,992,060
		93,743,956

Health Care (5.6%):
AbbVie, Inc.
3.85%, 6/15/24, Callable 3/15/24 @ 100 (b)	3,000,000	3,284,790
3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (b)	2,580,000	2,841,251
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	2,255,262
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	1,278,000	1,356,303
2.75%, 10/15/42	100,000	378,429
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	862,000	980,085
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100	4,580,000	5,322,921
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	1,410,000	1,475,156
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	6,150,000	6,372,322
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	1,716,000	1,941,122
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	2,186,000	2,203,991
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	1,234,000	1,290,752
Illumina, Inc., 0.50%, 6/15/21 (f)	175,000	225,036
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	1,063,000	1,058,578
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	1,153,000	1,080,753
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	854,000	849,055
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	730,000	755,835
		33,671,641

Industrials (4.9%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	1,525,000	1,732,278
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,356,000	1,445,265
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	1,635,000	1,813,902
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	2,465,000	2,385,035
Fortive Corp., 0.88%, 2/15/22 (f)	196,000	196,308
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	3,720,000	4,048,736
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	2,068,000	2,275,896
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	1,190,000	1,260,484
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	1,785,000	1,801,886
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100 (f)	1,270,000	1,469,873
6.25%, 12/1/37	1,151,000	1,695,665
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	2,989,000	3,285,988
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	1,094,000	1,088,661
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,343,837
Southwest Airlines Co., 1.25%, 5/1/25	195,000	254,085
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,878,241
		28,976,140

Information Technology (6.0%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	974,000	1,354,727
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a) (f)	1,448,000	1,489,456
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	3,175,000	3,408,998
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	1,300,000	1,534,221

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	$2,969,000	$3,334,543
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	245,000	233,811
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100 (f)	1,991,000	2,226,217
Micron Technology, Inc.
4.19%, 2/15/27, Callable 12/15/26 @ 100	1,116,000	1,268,100
5.33%, 2/6/29, Callable 11/6/28 @ 100	3,400,000	4,097,679
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	729,000	728,927
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	1,345,000	1,406,615
Novellus Systems, Inc., 2.63%, 5/15/41	26,000	270,979
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,250,320
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	3,282,000	3,399,364
ServiceNow, Inc., 6/1/22	43,000	154,202
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	1,299,000	1,709,016
Tyco Electronics Group SA, 7.13%, 10/1/37	650,000	983,398
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	2,488,000	2,294,210
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	3,174,000	3,302,960
Western Digital Corp., 1.50%, 2/1/24	245,000	233,421
		34,681,164
Materials (1.3%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	1,870,000	2,014,981
Fresnillo PLC, 4.25%, 10/2/50, Callable 4/2/50 @ 100 (b)	800,000	788,464
Nucor Corp.
2.00%, 6/1/25, Callable 5/1/25 @ 100	1,265,000	1,322,722
4.40%, 5/1/48, Callable 11/1/47 @ 100	882,000	1,144,536
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,600,620
5.20%, 11/2/40	723,000	1,023,609
Steel Dynamics, Inc., 2.40%, 6/15/25, Callable 5/15/25 @ 100	392,000	410,632
		8,305,564
Real Estate (2.1%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	1,407,000	1,499,806
Healthcare Realty Trust, Inc., 2.05%, 3/15/31, Callable 12/15/30 @ 100 (h)	1,430,000	1,414,742
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	5,523,000	5,738,618
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	910,000	948,429
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	3,006,000	3,006,421
		12,608,016
Utilities (2.9%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,973,538
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,712,585
Iberdrola International BV
6.75%, 9/15/33	373,000	509,119
6.75%, 7/15/36	1,151,000	1,656,139
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	892,992
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	2,765,000	2,901,728
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	2,000,648
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,537,597
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	2,579,000	2,715,094
		16,899,440
Total Corporate Bonds (Cost $318,154,769)		335,735,986

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (0.4%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 3.03%, 10/25/33, Callable 10/25/20 @ 100(a) (i)	$822,208	$822,209
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.47% (LIBOR01M+132bps), 10/25/32, Callable 10/25/20 @ 100(g)	745,581	723,645
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 10/25/20 @ 100(a)	29,030	23,032
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/23 @ 100(a) (b) (i)	736,623	745,295

Total Residential Mortgage-Backed Securities (Cost $2,338,716)		2,314,181

U.S. Government Mortgage-Backed Agencies (30.5%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	1,616,840	1,842,398
Series 4763, Class VC, 4.00%, 4/15/29	524,134	547,584
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (a)	4,847,797	5,084,018
7.00%, 9/1/38 (a)	41,940	52,157
Series 4290, Class CA, 3.50%, 12/15/38 - 12/15/48 (a)	23,641,351	25,371,846
4.50%, 1/1/41 - 12/1/45 (a)	6,278,170	7,031,242
Series 4444, Class CH, 3.00%, 1/15/41 (a)	164,636	168,182
Series 4049, Class AB, 2.75%, 12/15/41 (a)	830,792	855,938
Series 4494, Class JA, 3.75%, 5/15/42 (a)	3,939,357	4,094,863
		45,048,228
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	2,221,767	2,593,067
5.00%, 4/1/23 - 12/1/39 (a)	968,807	1,108,750
7.50%, 12/1/29 (a)	34,411	40,757
8.00%, 1/1/30 - 9/1/30 (a)	16,324	19,489
7.00%, 2/1/32 - 6/1/32 (a)	31,351	38,323
3.79% (LIBOR12M+166bps), 12/1/36 (a) (g)	94,878	97,383
5.50%, 1/1/38 - 2/1/39 (a)	608,569	708,475
4.50%, 12/1/38 - 5/1/50 (a)	6,869,714	7,443,090
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	19,811,677	20,722,822
3.50%, 8/1/39 - 12/25/50	19,012,435	19,954,417
3.00%, 6/1/40 - 2/25/49	48,326,732	51,101,148
4.00%, 11/1/43 - 6/1/49 (a)	21,663,508	23,796,295
		127,624,016
Government National Mortgage Association
6.00%, 10/15/32 (a)	67,611	77,989
Series 2014-42, Class AD, 2.50%, 7/16/41	321,136	330,199
3.00%, 8/20/50	5,985,898	6,324,928
		6,733,116

Multi-family (0.0%): (e)
Collateralized Mortgage Obligations (0.0%): (e)
Government National Mortgage Association
6.00%, 12/15/33 (a)	27,979	32,609
Total U.S. Government Mortgage-Backed Agencies (Cost $173,730,752)		179,437,969

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (5.2%)
U.S. Treasury Bonds, 1.25%, 5/15/50	$10,940,000	$10,396,420
U.S. Treasury Notes
2.00%, 8/15/25 (a)	3,297,000	3,572,866
0.25%, 8/31/25	10,233,000	10,225,005
0.63%, 5/15/30	3,500,000	3,490,156
0.63%, 8/15/30	3,027,000	3,011,865
Total U.S. Treasury Obligations (Cost $31,139,581)		30,696,312

Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (j)	121,647	121,647
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (j)	1,901,450	1,901,450
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (j)	845,933	845,933
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (j)	484,067	484,067
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (j)	2,176,460	2,176,460
Total Collateral for Securities Loaned (Cost $5,529,557)		5,529,557
Total Investments (Cost $547,675,030) — 97.0%		570,527,409
Other assets in excess of liabilities — 3.0%		17,859,729
NET ASSETS - 100.00%		$588,387,138

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $45,501,567 and amounted to 7.7% of net assets.
(c)	Non-income producing security.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	Amount represents less than 0.05% of net assets.
(f)	All or a portion of this security is on loan.
(g)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(h)	Security purchased on a when-issued basis.
(i)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(j)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	15	12/31/20	$3,312,942	$3,314,414	$1,472
5-Year U.S. Treasury Note Futures	240	12/31/20	30,246,456	30,247,500	1,044
Ultra Long Term U.S. Treasury Bond Futures	107	12/21/20	23,555,993	23,733,938	177,945
					$180,461

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	100	12/21/20	$13,951,538	$13,953,125	$(1,587)

	Total unrealized appreciation				$180,461
	Total unrealized depreciation				(1,587)
	Total net unrealized appreciation (depreciation)				$178,874

Centrally Cleared

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 34	5.00%	6/20/25	Quarterly	3.80%	$16,560,000	$843,566	$960,480	$(116,914)
						$843,566	$960,480	$(116,914)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (2.8%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 3/8/21 @ 100 (a)	$546,909	$547,986
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 12/18/21 @ 100 (a)	426,538	427,349
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/22 @ 100 (a)	2,800,000	2,864,368
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 8/15/21 @ 100 (a) (b)	967,447	969,210
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 1/15/24 @ 100 (a)	481,544	484,917
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 2/20/21 @ 100 (a) (b)	1,585,000	1,590,524
Total Asset-Backed Securities (Cost $6,806,875)		6,884,354

Collateralized Mortgage Obligations (2.3%)
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class AIR, 1.52% (LIBOR03M+125bps), 7/20/29, Callable 10/20/20 @ 100 (a) (b) (c)	1,497,580	1,491,844
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.40% (LIBOR03M+112bps), 1/15/31, Callable 10/15/20 @ 100 (a) (b) (c)	1,000,000	988,933
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.53% (LIBOR03M+125bps), 1/15/30, Callable 10/15/20 @ 100 (a) (b) (c)	2,175,000	2,134,143
Voya CLO Ltd., Series 2017-4A, Class A1, 1.41% (LIBOR03M+113bps), 10/15/30, Callable 10/15/20 @ 100 (a) (b) (c)	1,000,000	990,879
Total Collateralized Mortgage Obligations (Cost $5,615,349)		5,605,799

Preferred Stocks (0.3%)
Financials (0.1%):
AMG Capital Trust II, 10/15/37, 5.15%	2,060	95,481
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	1,035	53,820
Wells Fargo & Co., Series L, 7.50% (e)	85	114,074
		263,375
Industrials (0.0%):(f)
Stanley Black & Decker, Inc., 11/15/22, 5.25%	1,025	103,423

Utilities (0.2%):
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	1,030	104,812
DTE Energy Co., 11/1/22, 6.25%	2,260	102,062
NextEra Energy, Inc., 3/1/23, 5.28%	2,475	115,533
		322,407
Total Preferred Stocks (Cost $698,450)		689,205

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (50.4%)
Communication Services (3.8%):
AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100 (a) (g)	$471,000	$545,573
CenturyLink, Inc., 6.75%, 12/1/23	402,000	441,332
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)	1,182,000	1,302,363
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	2,255,000	2,279,692
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31 (a) (b)	879,000	909,747
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,835,000	2,078,890
3.38%, 2/15/25 (a)	325,000	362,066
1.38% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	719,000	734,365
Vodafone Group PLC, 2.95%, 2/19/23 (a)	619,000	651,832
		9,305,860

Consumer Discretionary (5.7%):
Best Buy Co., Inc.
5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)	2,115,000	2,135,981
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	375,000	444,469
Booking Holdings, Inc., 0.75%, 5/1/25 (b) (g)	83,000	106,745
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,006,000	3,255,048
General Motors Co., 4.88%, 10/2/23 (a)	1,191,000	1,295,034
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	2,622,000	2,646,175
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	536,000	551,287
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a) (b)	256,000	267,845
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,985,000	3,152,488
		13,855,072

Consumer Staples (6.6%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	568,000	655,148
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 (a)	1,450,000	1,665,108
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	795,000	820,798
Constellation Brands, Inc.
0.98% (LIBOR03M+70bps), 11/15/21, Callable 11/9/20 @ 100 (a) (c)	2,500,000	2,499,550
4.25%, 5/1/23 (a)	954,000	1,039,641
Heineken NV, 3.40%, 4/1/22 (b)	1,420,000	1,475,905
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a) (b)	2,202,000	2,299,240
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	1,270,000	1,380,477
Pernod Ricard SA, 4.25%, 7/15/22 (a) (b)	767,000	815,858
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a) (b)	2,080,000	2,141,173
Tyson Foods, Inc.
3.90%, 9/28/23, Callable 8/28/23 @ 100 (a)	400,000	436,796
3.95%, 8/15/24, Callable 5/15/24 @ 100	1,130,000	1,255,272
		16,484,966

Energy (4.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,170,000	1,216,391
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	732,000	697,332
Ecopetrol SA, 5.88%, 9/18/23 (a)	454,000	499,373
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	918,000	916,109
HollyFrontier Corp., 2.63%, 10/1/23	929,000	929,530
LUKOIL International Finance BV, 6.13%, 11/9/20 (a) (b)	2,815,000	2,831,383
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,040,000	1,043,328

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Pioneer Natural Resources Co., 0.25%, 5/15/25 (b)	$85,000	$93,820
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	925,000	941,872
Valero Energy Corp.
2.70%, 4/15/23 (a)	1,001,000	1,037,817
1.20%, 3/15/24	980,000	978,314
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a) (g)	350,000	383,992
		11,569,261

Financials (9.5%):
Ares Capital Corp., 4.63%, 3/1/24	105,000	108,808
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21 (a) (c)	754,000	754,000
4.20%, 8/26/24, MTN (a)	421,000	468,725
Barclays Bank PLC, 2/4/25 (a)	105,000	128,801
Capital One Financial Corp.
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,553,200
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	627,000	679,279
Citigroup, Inc.
1.32% (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a) (c)	1,500,000	1,513,785
4.45%, 9/29/27 (a)	371,000	430,330
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 11/9/20 @ 104.31 (a) (b)	808,000	828,838
Enel Finance International NV, 2.88%, 5/25/22 (a) (b) (g)	1,525,000	1,574,990
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,880,000	1,927,921
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	731,000	797,543
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,466,070
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/9/20 @ 101.34 (a)	325,000	327,493
Morgan Stanley, 4.88%, 11/1/22 (a)	918,000	994,286
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a) (b)	1,756,000	1,857,866
The Goldman Sachs Group, Inc.
1.45% (LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a) (c)	1,500,000	1,501,815
2.00% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a) (c)	1,500,000	1,556,655
Zions Bancorp NA
3.50%, 8/27/21 (a)	1,465,000	1,495,619
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	936,490
		22,902,514

Health Care (4.2%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,094,000	1,103,594
3.85%, 6/15/24, Callable 3/15/24 @ 100 (b)	2,455,000	2,688,053
Anthem, Inc., 2.75%, 10/15/42	40,000	151,372
Biogen, Inc., 3.63%, 9/15/22	925,000	981,370
Bristol-Myers Squibb Co., 2.88%, 2/19/21	3,020,000	3,049,807
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	588,000	615,171
Humana, Inc.
3.15%, 12/1/22, Callable 9/1/22 @ 100 (a)	921,000	966,709
2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	515,000	538,685
Illumina, Inc., 0.50%, 6/15/21	70,000	90,014
Upjohn, Inc., 1.13%, 6/22/22 (b) (g)	475,000	478,715
		10,663,490

Industrials (2.3%):
Allison Transmission, Inc., 5.00%, 10/1/24, Callable 10/19/20 @ 101.25 (b)	486,000	490,632

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	$1,025,000	$991,749
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	1,000,000	1,056,179
Fortive Corp., 0.88%, 2/15/22	84,000	84,132
Roper Technologies, Inc.
0.45%, 8/15/22	981,000	980,245
2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	358,000	393,571
Sensata Technologies BV, 5.63%, 11/1/24 (a) (b)	785,000	847,627
Southwest Airlines Co., 1.25%, 5/1/25	85,000	110,755
Waste Management, Inc., 2.40%, 5/15/23, Callable 3/15/23 @ 100 (a)	782,000	816,815
		5,771,705

Information Technology (4.3%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	861,000	885,650
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	1,350,000	1,449,495
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	105,000	100,205
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	459,000	550,226
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,928,000	2,972,301
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	842,000	909,082
Maxim Integrated Products, Inc., 3.38%, 3/15/23, Callable 12/15/22 @ 100	809,000	858,228
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	608,000	608,176
Novellus Systems, Inc., 2.63%, 5/15/41	10,000	104,223
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	1,710,000	1,767,763
ServiceNow, Inc., 6/1/22	20,000	71,722
Western Digital Corp., 1.50%, 2/1/24	105,000	100,038
		10,377,109

Materials (2.8%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a) (b)	3,275,000	3,331,034
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	780,000	840,473
Louisiana - Pacific Corp., 4.88%, 9/15/24, Callable 11/9/20 @ 102.44 (a)	500,000	514,260
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	837,528
Nucor Corp., 4.13%, 9/15/22, Callable 6/15/22 @ 100 (a)	1,527,000	1,619,277
		7,142,572

Real Estate (3.8%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,059,040
CubeSmart LP, 4.80%, 7/15/22 (a)	2,731,000	2,898,466
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,229,000	1,303,060
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	717,000	723,704
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	602,000	627,422
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,680,000	1,734,449
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	500,000	522,985
Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	300,000	306,372
		9,175,498

Utilities (2.5%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	1,950,000	1,965,191
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a) (h)	2,117,000	2,212,878
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	541,000	611,406

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	$1,345,000	$1,411,510
		6,200,985
Total Corporate Bonds (Cost $119,668,566)		123,449,032

Residential Mortgage-Backed Securities (2.8%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 3.03%, 10/25/33, Callable 10/25/20 @ 100 (a) (i)	348,437	348,437
Bear Stearns Alt-A Trust, Series 2004-6, Class 1A, 0.79% (LIBOR01M+64bps), 7/25/34, Callable 10/25/20 @ 100 (a) (c)	29,114	28,998
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49 (a)	2,354	2,480
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 3.14%, 11/25/34, Callable 10/25/20 @ 100 (a) (i)	277,668	277,668
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 12/31/20, Callable 10/25/20 @ 100 (a)	1,906	1,512
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/23 @ 100 (a) (b) (i)	294,649	298,118
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/20 @ 100 (a)	1,564	1,520
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.49%, 10/25/46, Callable 11/25/22 @ 100 (a) (b) (i)	644,207	651,683
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.95%, 10/25/29, Callable 8/25/22 @ 100 (a) (b) (i)	1,302,254	1,326,553
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 2/25/23 @ 100 (a) (b) (i)	309,544	311,396
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 11/25/23 @ 100 (a) (b) (i)	1,518,520	1,537,791
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.47% (LIBOR03M+120bps), 7/29/30, Callable 10/29/20 @ 100 (a) (b) (c)	1,750,000	1,737,977
Residential Asset Securities Corp., Series 2005-KS1, Class M1, 0.82% (LIBOR01M+68bps), 2/25/35, Callable 10/25/20 @ 100 (a) (c)	345,674	343,099
Total Residential Mortgage-Backed Securities (Cost $6,856,656)		6,867,232

U.S. Government Mortgage-Backed Agencies (9.3%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	645,395	734,713
5.50%, 10/25/23 (a)	2,977	3,155
Series 4207, Class JD, 1.50%, 5/15/28 (a)	1,698,890	1,716,543
Series 4430, Class NG, 2.50%, 2/15/38 (a)	689,571	694,230
7.00%, 9/1/38 (a)	3,567	4,436
Series 4320, Class AP, 3.50%, 7/15/39 (a)	673,296	725,706
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	4,436,632	4,567,703
Series 4444, Class CH, 3.00%, 1/15/41 (a)	1,679,289	1,715,451
Series 4049, Class AB, 2.75%, 12/15/41 (a)	338,785	349,039
		10,510,976
Federal National Mortgage Association
Series 2012-63, Class VG, 4.00%, 8/25/23 (a)	103,533	103,768
Series 2010-156, Class DY, 3.50%, 1/25/26 - 3/25/44 (a)	2,237,021	2,306,003
6.00%, 2/1/37 (a)	848,510	990,727

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Series 2013-33, Class UD, 2.50%, 4/25/39 - 5/25/40 (a)	$1,816,808	$1,842,818
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,521,254	1,618,373
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	501,122	517,499
5.00%, 2/1/41 - 10/1/41 (a)	2,547,465	2,901,772
		10,280,960
Government National Mortgage Association
Series 2016-156, Class AP, 2.25%, 12/20/42 (a)	1,672,685	1,682,358
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	452,740	454,393
		2,136,751
Total U.S. Government Mortgage-Backed Agencies (Cost $22,346,516)		22,928,687

U.S. Treasury Obligations (29.8%)
U.S. Treasury Notes
1.50%, 8/31/21 (a)	4,941,000	5,002,956
0.38%, 3/31/22 (a)	356,000	357,293
0.13%, 4/15/22 (a)	19,416,830	19,758,926
0.13%, 6/30/22	11,223,000	11,222,562
0.13%, 7/15/23	36,915,000	36,891,927
Total U.S. Treasury Obligations (Cost $72,851,621)		73,233,664
Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (j)	11,248	11,248
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (j)	175,823	175,823
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (j)	78,221	78,221
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (j)	44,761	44,761
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (j)	201,252	201,252
Total Collateral for Securities Loaned (Cost $511,305)		511,305

Total Investments (Cost $235,355,338) — 97.9%		240,169,278
Other assets in excess of liabilities — 2.1%		5,276,996
NET ASSETS - 100.00%		$245,446,274

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $38,304,120 and amounted to 15.6% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(d)	Non-income producing security.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Amount represents less than 0.05% of net assets.
(g)	All or a portion of this security is on loan.
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(j)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	280	12/31/20	$61,844,502	$61,869,063	$24,561

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	46	12/21/20	$6,403,803	$6,418,438	$(14,635)
5-Year U.S. Treasury Note Futures	70	12/31/20	8,821,946	8,822,188	(242)
					$(14,877)

Total unrealized appreciation	$24,561
Total unrealized depreciation	(14,877)
Total net unrealized appreciation (depreciation)	$9,684

Centrally Cleared

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2020 (b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 34	5.00%	6/20/25	Quarterly	3.80%	$6,900,000	$351,486	$400,200	$(48,714)
						$351,486	$400,200	$(48,714)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (5.8%):
Financials (1.4%):
Macquarie Group Ltd.	20,725	$1,796,160

Health Care (1.5%):
CSL Ltd.	9,965	2,058,012

Materials (2.0%):
BHP Group Ltd.	102,533	2,648,248

Real Estate (0.9%):
Scentre Group	770,100	1,225,860
		7,728,280
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	15,946	1,240,536

China (2.2%):
Communication Services (1.3%):
Tencent Holdings Ltd.	24,300	1,641,357

Financials (0.9%):
China Merchants Bank Co. Ltd., Class H	259,000	1,229,103
		2,870,460
Denmark (1.5%):
Consumer Staples (1.5%):
Royal Unibrew A/S	18,554	1,912,774

France (9.7%):
Consumer Discretionary (4.3%):
Cie Generale des Etablissements Michelin SCA	12,748	1,368,298
Faurecia SE	34,913	1,504,719
LVMH Moet Hennessy Louis Vuitton SE	6,108	2,857,586
		5,730,603

Energy (1.8%):
Gaztransport Et Technigaz SA	10,146	967,430
TOTAL SE	39,317	1,350,080
		2,317,510

Information Technology (1.9%):
Capgemini SE	19,215	2,464,892

Materials (1.7%):
Arkema SA	21,767	2,307,545
		12,820,550
Germany (9.0%):
Financials (1.7%):
Allianz SE	11,500	2,206,921

Industrials (2.9%):
Siemens AG, Registered Shares	22,972	2,900,756
Washtec AG (a)	21,935	951,087
		3,851,843

Information Technology (2.8%):
SAP SE (b)	23,598	3,674,185

Real Estate (1.4%):
Vonovia SE (b)	27,788	1,904,716

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Siemens Energy AG (a)	11,486	$309,697
		11,947,362
Hong Kong (2.1%):
Financials (1.1%):
AIA Group Ltd.	146,600	1,457,266

Real Estate (1.0%):
CK Asset Holdings Ltd.	271,000	1,331,665
		2,788,931
Ireland (1.1%):
Industrials (1.1%):
Experian PLC	38,265	1,437,512

Italy (4.7%):
Financials (1.1%):
Banca Generali SpA (a)	46,568	1,416,119

Health Care (1.3%):
Recordati Industria Chimica e Farmaceutica SpA (b)	34,232	1,753,319

Utilities (2.3%):
Enel SpA	351,655	3,050,553
		6,219,991
Japan (23.2%):
Communication Services (1.8%):
Capcom Co. Ltd.	22,100	1,233,544
Kakaku.com, Inc.	45,800	1,207,639
		2,441,183

Consumer Discretionary (3.4%):
Hikari Tsushin, Inc.	4,400	1,049,940
Toyota Motor Corp.	51,500	3,418,542
		4,468,482

Consumer Staples (2.1%):
Kobe Bussan Co. Ltd.	22,100	1,217,246
Toyo Suisan Kaisha Ltd.	29,000	1,531,598
		2,748,844

Financials (1.9%):
JAFCO Group Co. Ltd.	17,300	730,624
Mitsubishi UFJ Financial Group, Inc.	235,700	940,784
Tokio Marine Holdings, Inc.	19,000	831,455
		2,502,863

Health Care (3.0%):
Hoya Corp.	22,100	2,495,806
Shionogi & Co. Ltd.	26,600	1,423,947
		3,919,753

Industrials (5.2%):
en-japan, Inc.	35,300	893,441
Fuji Electric Co. Ltd.	34,500	1,093,828
Hitachi Construction Machinery Co. Ltd. (b)	32,600	1,181,518
ITOCHU Corp. (b)	41,700	1,067,916
OKUMA Corp.	26,100	1,224,816
Sanwa Holdings Corp.	139,000	1,474,076
		6,935,595

Information Technology (4.0%):
Fujitsu Ltd.	18,900	2,582,441
Oracle Corp.	16,500	1,781,872

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Ulvac, Inc.	25,400	$925,713
		5,290,026

Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	34,300	1,015,532

Utilities (1.0%):
Chubu Electric Power Co., Inc.	109,800	1,335,738
		30,658,016
Macau (0.3%):
Consumer Discretionary (0.3%):
Wynn Macau Ltd. (a)(b)	242,400	389,017

Netherlands (3.9%):
Communication Services (1.2%):
Koninklijke KPN NV	685,764	1,608,822

Financials (0.9%):
ING Groep NV (a)	170,173	1,214,353

Industrials (1.8%):
Wolters Kluwer NV	27,578	2,352,182
		5,175,357
New Zealand (1.0%):
Health Care (1.0%):
Fisher & Paykel Healthcare Corp. Ltd.	59,962	1,322,896

Norway (1.4%):
Energy (0.5%):
Aker BP ASA	37,628	588,543

Financials (0.9%):
SpareBank 1 SMN	136,685	1,236,278
		1,824,821
Spain (1.1%):
Communication Services (0.9%):
Telefonica SA	360,026	1,233,142

Financials (0.2%):
Banco Santander SA	116,554	217,376
		1,450,518
Sweden (1.9%):
Industrials (1.9%):
Atlas Copco AB, Class B	39,231	1,637,950
Epiroc AB, Class B	59,088	820,525
		2,458,475

Switzerland (12.8%):
Consumer Staples (4.5%):
Nestle SA, Registered Shares (b)	49,932	5,944,123

Financials (2.0%):
Cembra Money Bank AG	9,463	1,123,462
UBS Group AG, Registered Shares	133,542	1,492,457
		2,615,919

Health Care (6.3%):
Novartis AG, Registered Shares	42,554	3,695,725
Roche Holding AG	13,787	4,723,889
		8,419,614
		16,979,656

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
United Kingdom (15.0%):
Consumer Discretionary (1.4%):
Next PLC	24,183	$1,853,692

Consumer Staples (4.2%):
Diageo PLC	60,619	2,081,791
Imperial Brands PLC	91,842	1,621,945
Unilever PLC	29,927	1,844,748
		5,548,484

Energy (1.7%):
BP PLC	369,059	1,067,110
Royal Dutch Shell PLC, Class A	89,217	1,113,516
		2,180,626

Financials (2.3%):
Close Brothers Group PLC	71,231	936,764
HSBC Holdings PLC	165,362	646,817
Legal & General Group PLC	574,935	1,402,268
		2,985,849

Health Care (0.9%):
Smith & Nephew PLC	60,699	1,188,829

Industrials (1.0%):
RELX PLC	60,865	1,354,482

Materials (3.5%):
Croda International PLC	8,469	683,029
Evraz PLC	210,492	937,120
Rio Tinto PLC	50,846	3,058,953
		4,679,102
		19,791,064
Total Common Stocks (Cost $115,039,770)		129,016,216

Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI EAFE ETF	5,294	336,963
Total Exchange-Traded Funds (Cost $293,705)		336,963

Collateral for Securities Loaned^ (3.3%)
United States (3.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (c)	95,047	95,047
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (c)	1,485,665	1,485,665
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (c)	660,955	660,955
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (c)	378,217	378,217
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (c)	1,700,539	1,700,539
Total Collateral for Securities Loaned (Cost $4,320,423)		4,320,423

Total Investments (Cost $119,653,898) — 101.1%		133,673,602
Liabilities in excess of other assets — (1.1)%		(1,438,371)
NET ASSETS - 100.00%		$132,235,231

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (8.3%):
Alphabet, Inc., Class A (a)	19,945	$29,231,392
Facebook, Inc., Class A (a)	88,700	23,230,530
Verizon Communications, Inc.	217,460	12,936,695
		65,398,617
Consumer Discretionary (8.3%):
AutoZone, Inc. (a)	5,470	6,441,691
Dollar Tree, Inc. (a)	201,610	18,415,057
LKQ Corp. (a)	763,040	21,159,099
Magna International, Inc.	260,180	11,903,235
McDonald's Corp.	36,540	8,020,165
		65,939,247
Consumer Staples (7.4%):
Keurig Dr Pepper, Inc.	1,089,830	30,079,308
Mondelez International, Inc., Class A	496,570	28,527,947
		58,607,255
Energy (4.5%):
Chevron Corp.	230,820	16,619,040
Enterprise Products Partners LP	1,202,360	18,985,264
		35,604,304
Financials (21.2%):
Aflac, Inc.	213,910	7,775,629
Bank of America Corp.	627,800	15,123,702
Brown & Brown, Inc.	427,790	19,366,053
Cboe Global Markets, Inc.	121,960	10,700,770
Chubb Ltd. (b)	93,520	10,859,542
Citigroup, Inc.	236,060	10,176,547
JPMorgan Chase & Co.	235,540	22,675,435
Marsh & McLennan Cos., Inc.	69,450	7,965,915
RenaissanceRe Holdings Ltd.	176,080	29,887,819
The Progressive Corp. (b)	84,130	7,964,587
U.S. Bancorp	431,120	15,455,652
Voya Financial, Inc.	163,250	7,824,573
		165,776,224
Health Care (13.5%):
Cigna Corp.	121,660	20,610,421
Humana, Inc.	53,590	22,180,366
Johnson & Johnson	145,590	21,675,439
Pfizer, Inc.	442,080	16,224,336
Quest Diagnostics, Inc.	89,660	10,265,173
UnitedHealth Group, Inc.	49,355	15,387,408
		106,343,143
Industrials (14.7%):
Dover Corp.	80,570	8,728,954
Eaton Corp. PLC	218,390	22,282,332
FedEx Corp.	60,400	15,191,808
Johnson Controls International PLC	368,000	15,032,800
Parker-Hannifin Corp.	103,250	20,891,605
Raytheon Technologies Corp.	213,231	12,269,312
Union Pacific Corp.	69,130	13,609,623
United Rentals, Inc. (a)	47,320	8,257,340
		116,263,774

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (5.3%):
Broadridge Financial Solutions, Inc.	59,720	$7,883,040
Euronet Worldwide, Inc. (a)	87,870	8,004,957
Leidos Holdings, Inc.	159,450	14,214,968
Visa, Inc., Class A (b)	58,690	11,736,239
		41,839,204
Materials (5.3%):
Newmont Corp.	170,400	10,811,880
Sealed Air Corp.	797,810	30,963,006
		41,774,886
Real Estate (3.7%):
Equity Commonwealth	263,060	7,005,288
Equity LifeStyle Properties, Inc.	235,810	14,455,153
Invitation Homes, Inc.	274,520	7,683,815
		29,144,256
Utilities (6.8%):
Exelon Corp.	416,300	14,886,888
FirstEnergy Corp.	333,330	9,569,904
Vistra Corp.	1,529,370	28,843,918
		53,300,710
Total Common Stocks (Cost $715,207,792)		779,991,620

Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (c)	17,715	17,715
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (c)	276,901	276,901
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (c)	123,190	123,190
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (c)	70,493	70,493
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (c)	316,950	316,950
Total Collateral for Securities Loaned (Cost $805,249)		805,249

Total Investments (Cost $716,013,041) — 99.1%		780,796,869
Other assets in excess of liabilities — 0.9%		6,855,358
NET ASSETS - 100.00%		$787,652,227

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

LP—Limited Partnership
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Biotechnology (22.0%):
Adaptimmune Therapeutics PLC, ADR(a)	69,490	$554,530
Allogene Therapeutics, Inc.(a)(b)	21,320	803,977
Amicus Therapeutics, Inc.(a)	91,139	1,286,883
Apellis Pharmaceuticals, Inc.(a)	34,990	1,055,648
Arcus Biosciences, Inc.(a)(b)	28,030	480,434
Arena Pharmaceuticals, Inc.(a)	12,520	936,371
Ascendis Pharma A/S, ADR(a)	6,030	930,550
Avidity Biosciences, Inc.(a)	17,730	499,100
Bioxcel Therapeutics, Inc.(a)(b)	14,220	616,579
bluebird bio, Inc.(a)	17,472	942,614
Blueprint Medicines Corp.(a)	13,936	1,291,867
Celyad SA, ADR(a)	18,030	179,939
Constellation Pharmaceuticals, Inc.(a)	23,620	478,541
CytomX Therapeutics, Inc.(a)	57,180	380,247
Epizyme, Inc.(a)	61,890	738,348
Equillium, Inc.(a)	51,347	296,272
Fate Therapeutics, Inc.(a)	39,820	1,591,605
Generation Bio Co.(a)(b)	20,000	618,200
Gossamer Bio, Inc.(a)	42,380	525,936
Invitae Corp.(a)(b)	39,140	1,696,720
Iovance Biotherapeutics, Inc.(a)	29,464	969,955
Krystal Biotech, Inc.(a)	12,790	550,610
Kura Oncology, Inc.(a)(b)	39,180	1,200,475
Mirati Therapeutics, Inc.(a)	9,360	1,554,228
Myovant Sciences Ltd.(a)	42,923	603,068
ORIC Pharmaceuticals, Inc.(a)(b)	21,420	535,714
Replimune Group, Inc.(a)	27,120	624,302
Sage Therapeutics, Inc.(a)	11,720	716,326
SpringWorks Therapeutics, Inc.(a)	12,190	581,097
Twist Bioscience Corp.(a)	13,070	992,928
		24,233,064

Communication Services (5.2%):
Bandwidth, Inc., Class A(a)	26,520	4,629,596
EverQuote, Inc., Class A(a)	15,410	595,442
Vonage Holdings Corp.(a)	56,596	578,977
		5,804,015

Consumer Discretionary (8.3%):
Arco Platform Ltd., Class A(a)	33,720	1,377,125
Churchill Downs, Inc.	8,260	1,353,153
Fox Factory Holding Corp.(a)	11,310	840,672
Frontdoor, Inc.(a)	4,880	189,881
Lithia Motors, Inc., Class A	3,710	845,657
Meritage Homes Corp.(a)	6,250	689,937
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	9,120	796,632
Skyline Champion Corp.(a)	17,980	481,325
Strategic Education, Inc.	7,450	681,451
Wingstop, Inc.(b)	4,870	665,486
YETI Holdings, Inc.(a)(b)	26,080	1,181,946
		9,103,265

Consumer Staples (7.0%):
BellRing Brands, Inc., Class A(a)	88,320	1,831,757
BJ's Wholesale Club Holdings, Inc.(a)	31,710	1,317,551
elf Beauty, Inc.(a)	80,370	1,476,397
Freshpet, Inc.(a)	16,600	1,853,390

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Hostess Brands, Inc.(a)	101,530	$1,251,865
		7,730,960

Energy (0.4%):
Amyris, Inc.(a)(b)	164,687	480,886

Financials (3.2%):
Assetmark Financial Holdings, Inc.(a)	16,650	361,971
LendingTree, Inc.(a)	2,130	653,676
PRA Group, Inc.(a)	39,760	1,588,412
Walker & Dunlop, Inc.	19,240	1,019,720
		3,623,779

Health Care Equipment & Supplies (6.1%):
CryoPort, Inc.(a)(b)	12,200	578,280
iRhythm Technologies, Inc.(a)(b)	9,500	2,262,045
Masimo Corp.(a)	4,340	1,024,500
Nevro Corp.(a)	10,800	1,504,440
Silk Road Medical, Inc.(a)(b)	20,370	1,369,068
		6,738,333

Health Care Providers & Services (3.3%):
Hanger, Inc.(a)	29,500	466,690
HealthEquity, Inc.(a)	15,540	798,290
LHC Group, Inc.(a)	10,970	2,331,783
		3,596,763

Health Care Technology (2.5%):
Health Catalyst, Inc.(a)(b)	30,036	1,099,318
Inspire Medical System, Inc.(a)	13,010	1,678,940
		2,778,258

Industrials (15.3%):
Advanced Drainage Systems, Inc.	27,130	1,693,997
Axon Enterprise, Inc.(a)	10,290	933,303
Chart Industries, Inc.(a)	11,800	829,186
ESCO Technologies, Inc.	4,960	399,578
Evoqua Water Technologies Corp.(a)	55,180	1,170,919
FTI Consulting, Inc.(a)	13,260	1,405,162
Kornit Digital Ltd.(a)	13,480	874,448
Mercury Systems, Inc.(a)	23,920	1,852,843
Plug Power, Inc.(a)(b)	41,270	553,431
Saia, Inc.(a)	10,000	1,261,400
Simpson Manufacturing Co., Inc.	15,760	1,531,242
SiteOne Landscape Supply, Inc.(a)	13,640	1,663,398
Sunrun, Inc.(a)	9,800	755,286
Trex Co., Inc.(a)	12,680	907,888
Watts Water Technologies, Inc., Class A	11,590	1,160,739
		16,992,820

Information Technology (24.1%):
ACI Worldwide, Inc.(a)	30,690	801,930
Advanced Energy Industries, Inc.(a)	18,670	1,175,090
Avaya Holdings Corp.(a)(b)	115,650	1,757,880
Cabot Microelectronics Corp.	8,410	1,201,032
Envestnet, Inc.(a)	15,710	1,212,184
Everbridge, Inc.(a)	16,410	2,063,228
Evo Payments, Inc., Class A(a)	38,270	951,010
Five9, Inc.(a)	8,000	1,037,440
Itron, Inc.(a)	13,440	816,346
Lattice Semiconductor Corp.(a)	61,360	1,776,985

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
LiveRamp Holdings, Inc.(a)	31,520	$1,631,790
MACOM Technology Solutions Holdings, Inc.(a)	39,150	1,331,492
Q2 Holdings, Inc.(a)(b)	15,950	1,455,597
Repay Holdings Corp.(a)(b)	37,820	888,770
Shift4 Payments, Inc., Class A(a)	19,380	937,217
Silicon Laboratories, Inc.(a)	11,520	1,127,232
Varonis Systems, Inc.(a)	24,280	2,802,397
Wix.com Ltd.(a)	9,540	2,431,269
WNS Holdings Ltd., ADR(a)	18,836	1,204,751
		26,603,640

Pharmaceuticals (1.6%):
Assembly Biosciences, Inc.(a)	26,790	440,428
Compass Pathways PLC, ADR(a)(b)	8,410	293,509
GW Pharmaceuticals PLC, ADR(a)(b)	6,500	632,775
PMV Pharmaceuticals, Inc.(a)	12,780	453,690
		1,820,402

Total Common Stocks (Cost $85,521,841)		109,506,185

Collateral for Securities Loaned^ (9.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	223,108	223,108
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	3,487,366	3,487,366
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	1,551,488	1,551,488
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	887,806	887,806
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	3,991,750	3,991,750
Total Collateral for Securities Loaned (Cost $10,141,518)		10,141,518

Total Investments (Cost $95,663,359) — 108.2%		119,647,703
Liabilities in excess of other assets — (8.2)%		(9,072,257)
NET ASSETS - 100.00%		$110,575,446

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (10.8%):
Activision Blizzard, Inc.	2,366	$191,528
Alphabet, Inc., Class C(a)	2,020	2,968,592
Altice USA, Inc., Class A(a)	251	6,526
AT&T, Inc.	23,848	679,906
Cable One, Inc.	15	28,281
CenturyLink, Inc.	3,293	33,226
Charter Communications, Inc., Class A(a)	484	302,181
Comcast Corp., Class A	14,633	676,923
Discovery, Inc., Class A(a)(b)	428	9,318
DISH Network Corp., Class A(a)	739	21,453
Electronic Arts, Inc.(a)	956	124,672
Facebook, Inc., Class A(a)	7,428	1,945,393
Fox Corp., Class A(b)	1,042	28,999
IAC/InterActiveCorp(a)(b)	215	25,753
Liberty Broadband Corp., Class A(a)	558	79,130
Liberty Media Corp-Liberty SiriusXM, Class A(a)	917	30,417
Live Nation Entertainment, Inc.(a)	528	28,449
Match Group, Inc.(a)	834	92,282
Netflix, Inc.(a)	1,429	714,542
Omnicom Group, Inc.	704	34,848
Pinterest, Inc., Class A(a)	289	11,996
Sirius XM Holdings, Inc.(b)	4,129	22,131
Snap, Inc., Class A(a)	3,030	79,113
Take-Two Interactive Software, Inc.(a)	375	61,958
The Walt Disney Co.	5,412	671,521
T-Mobile U.S., Inc.(a)	2,093	239,355
Twitter, Inc.(a)	2,592	115,344
Verizon Communications, Inc.	13,559	806,626
ViacomCBS, Inc., Class B(b)	1,713	47,981
Warner Music Group Corp., Class A	269	7,731
Zillow Group, Inc., Class C(a)(b)	300	30,477
ZoomInfo Technologies, Inc., Class A(a)(b)	162	6,964
		10,123,616

Communications Equipment (0.8%):
Arista Networks, Inc.(a)	209	43,248
Cisco Systems, Inc.	14,170	558,157
Motorola Solutions, Inc.	556	87,186
Palo Alto Networks, Inc.(a)(c)	313	76,607
Ubiquiti, Inc.	27	4,500
		769,698

Consumer Discretionary (12.3%):
Advance Auto Parts, Inc.	229	35,152
Amazon.com, Inc.(a)	1,500	4,723,094
AutoZone, Inc.(a)	77	90,678
Best Buy Co., Inc.	711	79,127
Booking Holdings, Inc.(a)	136	232,652
Burlington Stores, Inc.(a)	203	41,836
CarMax, Inc.(a)	471	43,290
Carvana Co.(a)	35	7,807
Chewy, Inc., Class A(a)(b)	170	9,321
Chipotle Mexican Grill, Inc.(a)	91	113,178
D.R. Horton, Inc.	1,128	85,311
Darden Restaurants, Inc.	408	41,102
Dollar General Corp.	755	158,263
Dollar Tree, Inc.(a)	794	72,524
Domino's Pizza, Inc.	119	50,608

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
eBay, Inc.	2,318	$120,768
Etsy, Inc.(a)	386	46,949
Expedia Group, Inc.	442	40,527
Ford Motor Co.	12,891	85,854
General Motors Co.	4,084	120,846
Genuine Parts Co.	478	45,491
Hasbro, Inc.	406	33,584
Hilton Worldwide Holdings, Inc.	850	72,522
Las Vegas Sands Corp.(c)	1,157	53,986
Lennar Corp., Class A	869	70,980
Lowe's Cos., Inc.	2,450	406,357
Marriott International, Inc., Class A	948	87,766
McDonald's Corp.	2,281	500,656
MGM Resorts International	1,408	30,624
NIKE, Inc., Class B	4,219	529,653
NVR, Inc.(a)	12	48,997
O'Reilly Automotive, Inc.(a)	248	114,348
Peloton Interactive, Inc., Class A(a)	140	13,894
Pool Corp.	130	43,490
PulteGroup, Inc.	888	41,106
Roku, Inc.(a)	64	12,083
Ross Stores, Inc.	1,041	97,146
Royal Caribbean Cruises Ltd.(b)	575	37,220
Starbucks Corp.	3,830	329,074
Target Corp.(c)	1,676	263,836
Tesla, Inc.(a)	2,298	985,865
The Home Depot, Inc.	3,603	1,000,590
The TJX Cos., Inc.	4,013	223,323
Tiffany & Co.	385	44,602
Tractor Supply Co.	389	55,759
Ulta Beauty, Inc.(a)	189	42,332
VF Corp.	1,139	80,015
Wayfair, Inc., Class A(a)(b)	157	45,689
Whirlpool Corp.	169	31,077
Yum! Brands, Inc.	924	84,361
		11,625,313

Consumer Staples (7.1%):
Altria Group, Inc.	6,220	240,341
Archer-Daniels-Midland Co.	1,782	82,845
Brown-Forman Corp., Class B	876	65,980
Campbell Soup Co.	713	34,488
Church & Dwight Co., Inc.	767	71,876
Colgate-Palmolive Co.	2,779	214,400
Conagra Brands, Inc.	1,428	50,994
Constellation Brands, Inc., Class A	557	105,557
Costco Wholesale Corp.	1,431	508,005
General Mills, Inc.	2,045	126,135
Hormel Foods Corp.(b)	989	48,352
Kellogg Co.	906	58,519
Keurig Dr Pepper, Inc.	1,883	51,971
Kimberly-Clark Corp.	1,142	168,628
McCormick & Co., Inc.	328	63,665
Mondelez International, Inc., Class A	4,680	268,865
Monster Beverage Corp.(a)	1,319	105,784
PepsiCo, Inc.	4,635	642,411
Philip Morris International, Inc.	5,212	390,848
Sysco Corp.	1,666	103,659
The Boston Beer Co., Inc., Class A(a)	22	19,434
The Clorox Co.	418	87,851
The Coca-Cola Co.	13,772	679,924

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The Estee Lauder Cos., Inc., Class A	672	$146,664
The Hershey Co.	469	67,226
The J.M. Smucker Co.	378	43,667
The Kraft Heinz Co.	2,283	68,376
The Kroger Co.	2,576	87,352
The Procter & Gamble Co.	8,158	1,133,880
Tyson Foods, Inc., Class A	822	48,893
Walgreens Boots Alliance, Inc.	2,534	91,021
Walmart, Inc.	4,992	698,431
		6,576,042

Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp., Class A	904	97,877
CDW Corp.	478	57,135
Cognex Corp.	524	34,112
Corning, Inc.	2,547	82,548
Keysight Technologies, Inc.(a)	567	56,008
Trimble, Inc.(a)	723	35,210
Zebra Technologies Corp.(a)	169	42,666
		405,556

Energy (2.0%):
Baker Hughes Co.	2,255	29,969
Cheniere Energy, Inc.(a)	844	39,052
Chevron Corp.	6,250	450,000
ConocoPhillips	3,552	116,648
EOG Resources, Inc.	1,621	58,259
Exxon Mobil Corp.	13,705	470,493
Halliburton Co.	2,940	35,427
Hess Corp.	866	35,445
Kinder Morgan, Inc.	7,098	87,518
Marathon Petroleum Corp.	2,155	63,228
Occidental Petroleum Corp.	3,113	31,161
ONEOK, Inc.	1,455	37,801
Phillips 66	1,462	75,790
Pioneer Natural Resources Co.	515	44,285
Schlumberger Ltd.	4,548	70,767
The Williams Cos., Inc.	4,062	79,818
Valero Energy Corp.	1,350	58,482
		1,784,143

Financials (9.2%):
Aflac, Inc.	2,336	84,914
American Express Co.	2,298	230,375
American International Group, Inc.	2,762	76,038
Ameriprise Financial, Inc.	403	62,106
Annaly Capital Management, Inc.	4,646	33,080
Arch Capital Group Ltd.(a)	1,201	35,129
Arthur J. Gallagher & Co.	634	66,938
Bank of America Corp.	26,863	647,130
Berkshire Hathaway, Inc., Class B(a)	7,277	1,549,564
BlackRock, Inc., Class A	510	287,411
Brown & Brown, Inc.	767	34,722
Capital One Financial Corp.	1,528	109,802
Cincinnati Financial Corp.	499	38,907
Citigroup, Inc.	6,822	294,096
Citizens Financial Group, Inc.	1,399	35,367
CME Group, Inc.	948	158,610
Discover Financial Services	1,004	58,011
E*TRADE Financial Corp.	693	34,685
FactSet Research Systems, Inc.	120	40,186

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	2,108	$44,943
First Republic Bank	567	61,837
Franklin Resources, Inc.	1,012	20,594
Intercontinental Exchange, Inc.	1,818	181,891
JPMorgan Chase & Co.	9,986	961,351
KeyCorp	3,232	38,558
M&T Bank Corp.	429	39,507
Markel Corp.(a)	44	42,843
MarketAxess Holdings, Inc.	126	60,680
Marsh & McLennan Cos., Inc.	1,570	180,079
MetLife, Inc.	2,718	101,028
Moody's Corp.	575	166,664
Morgan Stanley	3,889	188,033
MSCI, Inc.	280	99,898
Nasdaq, Inc.	370	45,403
Northern Trust Corp.	697	54,345
Principal Financial Group, Inc.	841	33,867
Prudential Financial, Inc.	1,308	83,084
Regions Financial Corp.	3,146	36,273
S&P Global, Inc.	781	281,629
State Street Corp.	1,105	65,560
SVB Financial Group(a)	173	41,627
Synchrony Financial	1,625	42,526
T. Rowe Price Group, Inc.	752	96,421
TD Ameritrade Holding Corp.	972	38,054
The Allstate Corp.	1,045	98,376
The Bank of New York Mellon Corp.	2,871	98,590
The Blackstone Group, Inc., Class A	2,246	117,241
The Charles Schwab Corp.	4,086	148,036
The Goldman Sachs Group, Inc.	1,152	231,517
The Hartford Financial Services Group, Inc.	1,186	43,716
The PNC Financial Services Group, Inc.	1,421	156,182
The Progressive Corp.	1,959	185,458
The Travelers Cos., Inc.	847	91,637
Tradeweb Markets, Inc., Class A	143	8,294
Truist Financial Corp.	4,463	169,817
U.S. Bancorp	4,830	173,156
W.R. Berkley Corp.	414	25,316
Wells Fargo & Co.	13,645	320,794
		8,751,896

Health Care (13.8%):
10X Genomics, Inc., Class A(a)	38	4,738
Abbott Laboratories	5,926	644,928
AbbVie, Inc.	5,845	511,964
ABIOMED, Inc.(a)	130	36,018
Agilent Technologies, Inc.	999	100,839
Alexion Pharmaceuticals, Inc.(a)	687	78,613
Align Technology, Inc.(a)	244	79,876
Alnylam Pharmaceuticals, Inc.(a)	274	39,894
AmerisourceBergen Corp.	518	50,205
Amgen, Inc.	1,837	466,892
Anthem, Inc.	833	223,735
Avantor, Inc.(a)(b)	1,339	30,114
Baxter International, Inc.	1,677	134,864
Becton, Dickinson & Co.	940	218,719
Biogen, Inc.(a)	469	133,046
BioMarin Pharmaceutical, Inc.(a)	460	34,997
Bio-Rad Laboratories, Inc., Class A(a)	64	32,989
Boston Scientific Corp.(a)	4,738	181,039
Bristol-Myers Squibb Co.	7,544	454,828

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Cardinal Health, Inc.	969	$45,495
Catalent, Inc.(a)	456	39,061
Centene Corp.(a)	1,613	94,086
Cerner Corp.	1,022	73,880
Charles River Laboratories International, Inc.(a)(b)	161	36,458
Cigna Corp.	1,113	188,553
CVS Health Corp.	4,150	242,360
Danaher Corp.	2,100	452,193
DaVita, Inc.(a)	301	25,781
DexCom, Inc.(a)	290	119,547
Edwards Lifesciences Corp.(a)	2,059	164,349
Elanco Animal Health, Inc.(a)	1,379	38,515
Eli Lilly & Co.	2,966	439,027
Exact Sciences Corp.(a)	455	46,387
Gilead Sciences, Inc.(c)	3,710	234,435
HCA Healthcare, Inc.	869	108,347
Hologic, Inc.(a)	712	47,327
Horizon Therapeutics PLC(a)	707	54,920
Humana, Inc.	410	169,695
IDEXX Laboratories, Inc.(a)	282	110,857
Illumina, Inc.(a)	427	131,977
Incyte Corp.(a)	624	55,998
Insulet Corp.(a)	155	36,671
Intuitive Surgical, Inc.(a)	334	236,986
IQVIA Holdings, Inc.(a)	633	99,780
Johnson & Johnson(c)	8,534	1,270,543
Laboratory Corp. of America Holdings(a)	326	61,376
Livongo Health, Inc.(a)	220	30,811
Masimo Corp.(a)	145	34,229
McKesson Corp.	543	80,869
Merck & Co., Inc.	8,466	702,255
Mettler-Toledo International, Inc.(a)	70	67,603
Moderna, Inc.(a)	1,028	72,731
Molina Healthcare, Inc.(a)	161	29,469
Neurocrine Biosciences, Inc.(a)	236	22,694
PerkinElmer, Inc.	327	41,042
Pfizer, Inc.	18,599	682,583
PPD, Inc.(a)	491	18,162
Quest Diagnostics, Inc.	450	51,521
Regeneron Pharmaceuticals, Inc.(a)	226	126,510
ResMed, Inc.	449	76,972
Royalty Pharma PLC, Class A	272	11,443
Sarepta Therapeutics, Inc.(a)	204	28,648
Seattle Genetics, Inc.(a)	515	100,780
Stryker Corp.	1,151	239,834
Teladoc Health, Inc.(a)(b)	266	58,318
Teleflex, Inc.	136	46,297
The Cooper Cos., Inc.	162	54,613
Thermo Fisher Scientific, Inc.	1,296	572,210
UnitedHealth Group, Inc.	3,147	981,140
Varian Medical Systems, Inc.(a)	302	51,944
Veeva Systems, Inc., Class A(a)	344	96,730
Vertex Pharmaceuticals, Inc.(a)	716	194,838
Waters Corp.(a)	192	37,571
West Pharmaceutical Services, Inc.	226	62,127
Zimmer Biomet Holdings, Inc.	693	94,345
Zoetis, Inc.	1,590	262,938
		13,014,129

Industrials (8.0%):
3M Co.	1,928	308,827

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
AMETEK, Inc.	720	$71,568
C.H. Robinson Worldwide, Inc.	432	44,146
Carrier Global Corp.	2,835	86,581
Caterpillar, Inc.	1,755	261,758
Cintas Corp.	317	105,507
Copart, Inc.(a)	720	75,715
CoStar Group, Inc.(a)(c)	122	103,518
CSX Corp.	2,291	177,942
Cummins, Inc.	489	103,257
Deere & Co.	994	220,300
Delta Air Lines, Inc.	2,000	61,160
Dover Corp.	477	51,678
Dun & Bradstreet Holdings, Inc.(a)(b)	283	7,262
Eaton Corp. PLC	1,339	136,618
Emerson Electric Co.	1,937	127,009
Equifax, Inc.	347	54,444
Expeditors International of Washington, Inc.	555	50,239
Fastenal Co.	1,900	85,671
FedEx Corp.	803	201,971
Fortive Corp.(b)	1,021	77,810
Fortune Brands Home & Security, Inc.	433	37,463
General Dynamics Corp.	839	116,143
General Electric Co.	28,063	174,832
HEICO Corp., Class A	228	20,214
Honeywell International, Inc.	2,299	378,439
IDEX Corp.	247	45,055
Illinois Tool Works, Inc.	947	182,970
Ingersoll Rand, Inc.(a)(c)	1,013	36,063
J.B. Hunt Transport Services, Inc.	253	31,974
Jacobs Engineering Group, Inc.	431	39,984
Johnson Controls International PLC	3,028	123,694
Kansas City Southern	316	57,142
L3Harris Technologies, Inc.	724	122,964
Lennox International, Inc.(b)	113	30,805
Lockheed Martin Corp.	926	354,918
Masco Corp.	883	48,680
Nordson Corp.	177	33,952
Norfolk Southern Corp.	836	178,896
Northrop Grumman Corp.	529	166,894
Old Dominion Freight Line, Inc.	351	63,503
Otis Worldwide Corp.	1,418	88,512
PACCAR, Inc.	1,159	98,840
Parker-Hannifin Corp.	426	86,197
Raytheon Technologies Corp.	5,059	291,095
Republic Services, Inc.(c)	673	62,825
Rockwell Automation, Inc.	384	84,741
Rollins, Inc.	635	34,411
Roper Technologies, Inc.	325	128,411
Southwest Airlines Co.	1,829	68,588
Stanley Black & Decker, Inc.	523	84,831
Teledyne Technologies, Inc.(a)	109	33,813
The Boeing Co.	1,889	312,176
TransDigm Group, Inc.	162	76,969
TransUnion	563	47,365
Uber Technologies, Inc.(a)	5,372	195,971
Union Pacific Corp.	2,200	433,114
United Airlines Holdings, Inc.(a)	923	32,074
United Parcel Service, Inc., Class B	2,248	374,583
United Rentals, Inc.(a)	241	42,055
Verisk Analytics, Inc.	544	100,809
W.W. Grainger, Inc.	172	61,364

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	1,414	$160,022
Westinghouse Air Brake Technologies Corp.	603	37,314
Xylem, Inc.	602	50,640
		7,644,286

IT Services (5.4%):
Akamai Technologies, Inc.(a)	539	59,581
Automatic Data Processing, Inc.	1,439	200,726
Black Knight, Inc.(a)	365	31,773
Booz Allen Hamilton Holdings Corp.	403	33,441
Broadridge Financial Solutions, Inc.	381	50,292
Cognizant Technology Solutions Corp., Class A	1,777	123,359
EPAM Systems, Inc.(a)	187	60,453
Fidelity National Information Services, Inc.	2,030	298,836
Fiserv, Inc.(a)	1,793	184,769
FleetCor Technologies, Inc.(a)	240	57,144
Gartner, Inc.(a)	283	35,361
Global Payments, Inc.	896	159,112
GoDaddy, Inc., Class A(a)	217	16,485
International Business Machines Corp.	2,918	355,033
Jack Henry & Associates, Inc.	232	37,721
Leidos Holdings, Inc.	476	42,435
Mastercard, Inc., Class A	3,006	1,016,539
MongoDB, Inc.(a)(b)	6	1,389
Okta, Inc.(a)	123	26,304
Paychex, Inc.	1,049	83,679
PayPal Holdings, Inc.(a)	3,886	765,659
Square, Inc., Class A(a)	789	128,252
Twilio, Inc., Class A(a)	252	62,267
VeriSign, Inc.(a)	340	69,649
Visa, Inc., Class A	5,889	1,177,622
		5,077,881

Materials (1.7%):
Air Products & Chemicals, Inc.	732	218,033
Ball Corp.	1,001	83,203
Celanese Corp.	388	41,691
Corteva, Inc.	2,506	72,198
Dow, Inc.	2,324	109,344
DuPont de Nemours, Inc.	2,430	134,816
Ecolab, Inc.	895	178,857
FMC Corp.	383	40,564
Freeport-McMoRan, Inc.	4,810	75,228
International Flavors & Fragrances, Inc.(b)	290	35,511
International Paper Co.	1,191	48,283
Martin Marietta Materials, Inc.	208	48,955
Newmont Corp.	2,660	168,778
Nucor Corp.	904	40,553
PPG Industries, Inc.	790	96,443
RPM International, Inc.	352	29,160
Southern Copper Corp.	300	13,581
The Sherwin-Williams Co.	292	203,447
Vulcan Materials Co.	429	58,147
		1,696,792

Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	422	67,520
American Tower Corp.	1,485	358,970
AvalonBay Communities, Inc.	496	74,073
Boston Properties, Inc.	504	40,471
CBRE Group, Inc., Class A(a)	1,110	52,137

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Crown Castle International Corp.	1,464	$243,756
Digital Realty Trust, Inc.	948	139,128
Duke Realty Corp.	1,306	48,191
Equinix, Inc.	312	237,161
Equity LifeStyle Properties, Inc.	642	39,355
Equity Residential	1,233	63,290
Essex Property Trust, Inc.	230	46,182
Extra Space Storage, Inc.	455	48,680
Gaming and Leisure Properties, Inc.	8	295
Healthpeak Properties, Inc.	1,897	51,504
Invitation Homes, Inc.	1,975	55,280
Mid-America Apartment Communities, Inc.	403	46,728
Prologis, Inc.	2,603	261,914
Public Storage	554	123,387
Realty Income Corp.	1,143	69,437
SBA Communications Corp.	394	125,481
Simon Property Group, Inc.	1,078	69,725
Sun Communities, Inc.	346	48,651
Ventas, Inc.	1,314	55,135
VICI Properties, Inc.	1,786	41,739
W.P. Carey, Inc.	613	39,943
Welltower, Inc.	1,470	80,982
Weyerhaeuser Co.	2,261	64,484
		2,593,599

Semiconductors & Semiconductor Equipment (5.0%):
Advanced Micro Devices, Inc.(a)	3,930	322,221
Analog Devices, Inc.	1,133	132,266
Applied Materials, Inc.	2,864	170,265
Broadcom, Inc.	1,049	382,172
Intel Corp.	14,235	737,088
KLA Corp.	449	86,989
Lam Research Corp.	487	161,562
Marvell Technology Group Ltd.	1,747	69,356
Maxim Integrated Products, Inc.	790	53,412
Microchip Technology, Inc.	800	82,208
Micron Technology, Inc.(a)	3,719	174,644
Monolithic Power Systems, Inc.(b)	145	40,543
NVIDIA Corp.	2,022	1,094,348
Qorvo, Inc.(a)	346	44,637
QUALCOMM, Inc.	3,776	444,360
Skyworks Solutions, Inc.	553	80,462
Teradyne, Inc.	532	42,273
Texas Instruments, Inc.	3,066	437,794
Xilinx, Inc.	809	84,330
		4,640,930

Software (9.8%):
Adobe, Inc.(a)	1,487	729,269
ANSYS, Inc.(a)	284	92,933
Autodesk, Inc.(a)	718	165,865
Cadence Design Systems, Inc.(a)	923	98,419
Ceridian HCM Holding, Inc.(a)	295	24,382
Citrix Systems, Inc.	396	54,533
Cloudflare, Inc., Class A(a)(b)	128	5,256
Coupa Software, Inc.(a)	206	56,493
Crowdstrike Holdings, Inc., Class A(a)	68	9,338
Datadog, Inc., Class A(a)(b)	84	8,581
DocuSign, Inc.(a)	582	125,270
Dynatrace, Inc.(a)	584	23,956
Fair Isaac Corp.(a)	93	39,560

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Fortinet, Inc.(a)	479	$56,431
HubSpot, Inc.(a)(b)	133	38,867
Intuit, Inc.	793	258,685
Microsoft Corp.(c)	24,530	5,159,394
NortonLifeLock, Inc.	1,707	35,574
Oracle Corp.	6,811	406,617
Paycom Software, Inc.(a)	167	51,987
PTC, Inc.(a)	339	28,042
RingCentral, Inc., Class A(a)	237	65,083
salesforce.com, Inc.(a)	2,918	733,351
ServiceNow, Inc.(a)(c)	581	281,785
Slack Technologies, Inc., Class A(a)(b)	953	25,598
Splunk, Inc.(a)	480	90,302
SS&C Technologies Holdings, Inc.	799	48,355
Synopsys, Inc.(a)	460	98,431
The Trade Desk, Inc., Class A(a)	101	52,397
Tyler Technologies, Inc.(a)	130	45,313
VMware, Inc., Class A(a)(b)	265	38,073
Workday, Inc., Class A(a)	323	69,487
Zendesk, Inc.(a)	345	35,507
Zoom Video Communications, Inc., Class A(a)	80	37,609
Zscaler, Inc.(a)	262	36,861
		9,127,604

Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc.	57,419	6,649,693
Dell Technologies, Inc., Class C(a)	731	49,481
Hewlett Packard Enterprise Co.	4,034	37,799
HP, Inc.	4,736	89,937
NetApp, Inc.	540	23,674
Western Digital Corp.	991	36,221
		6,886,805

Utilities (2.8%):
Alliant Energy Corp.	827	42,715
Ameren Corp.	783	61,920
American Electric Power Co., Inc.(c)	1,556	127,172
American Water Works Co., Inc.	607	87,942
Atmos Energy Corp.	365	34,890
Avangrid, Inc.	196	9,890
CenterPoint Energy, Inc.	1,804	34,907
CMS Energy Corp.	888	54,532
Consolidated Edison, Inc.(c)	1,096	85,269
Dominion Energy, Inc.	2,812	221,951
DTE Energy Co.	563	64,768
Duke Energy Corp.(c)	2,462	218,034
Edison International	1,252	63,652
Entergy Corp.	663	65,325
Evergy, Inc.(c)	751	38,166
Eversource Energy(c)	1,050	87,728
Exelon Corp.	3,262	116,649
FirstEnergy Corp.	1,795	51,534
NextEra Energy, Inc.(c)	1,639	454,920
PG&E Corp.(a)	4,920	46,199
PPL Corp.	2,546	69,277
Public Service Enterprise Group, Inc.	1,675	91,974
Sempra Energy	815	96,463
The AES Corp.	2,062	37,343
The Southern Co.(c)	3,535	191,668
WEC Energy Group, Inc.(c)	978	94,768

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.(c)	1,518	$104,757
		2,654,413
Total Common Stocks (Cost $29,818,720)		93,372,703

Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	15,319	15,319
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	239,447	239,447
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	106,527	106,527
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	60,958	60,958
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	274,079	274,079
Total Collateral for Securities Loaned (Cost $696,330)		696,330

Total Investments (Cost $30,515,050) — 99.9%		94,069,033
Other assets in excess of liabilities — 0.1%		99,142
NET ASSETS - 100.00%		$94,168,175

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	12/18/20	$655,324	$670,400	$15,076

	Total unrealized appreciation				$15,076
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$15,076

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Brazil (4.3%):
Communication Services (0.4%):
TIM Participacoes SA	63,900	$148,612

Energy (0.6%):
Petroleo Brasileiro SA, ADR	30,756	218,983

Financials (1.1%):
Banco Bradesco SA, ADR	45,870	157,334
Banco do Brasil SA	53,100	280,086
		437,420
Industrials (0.9%):
Cia de Locacao das Americas	52,900	223,733
SIMPAR SA (a)	25,700	116,292
		340,025
Materials (0.8%):
Vale SA	30,200	317,892

Utilities (0.5%):
Neoenergia SA	65,700	198,662
		1,661,594
Cayman Islands (10.9%):
Communication Services (1.1%):
JOYY, Inc., ADR	1,949	157,226
Sea Ltd., ADR (a)	1,881	289,749
		446,975
Consumer Discretionary (3.7%):
Afya Ltd., Class A (a)	10,245	279,074
Meituan Dianping, Class B (a)	31,900	1,004,924
Minth Group Ltd.	34,000	148,474
		1,432,472

Consumer Staples (1.2%):
China Feihe Ltd. (b)	113,000	264,194
Yihai International Holding Ltd.	14,000	219,906
		484,100
Financials (0.5%):
XP, Inc., Class A (a)	4,341	180,976

Industrials (0.6%):
Bizlink Holding, Inc.	30,000	235,686

Information Technology (3.8%):
GDS Holdings Ltd., ADR (a)(c)	2,443	199,911
Kingdee International Software Group Co. Ltd.	68,000	177,370
Weimob, Inc. (a)(b)	130,000	175,912
Xiaomi Corp., Class B (a)(b)	99,000	268,004
Xinyi Solar Holdings Ltd.	250,000	398,575
Zhen Ding Technology Holding Ltd.	58,000	254,601
		1,474,373
		4,254,582
Chile (0.0%):(d)
Financials (0.0%):(d)
Banco de Credito e Inversiones SA	1	32

China (31.5%):
Communication Services (7.5%):
Tencent Holdings Ltd.	43,530	2,940,259

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued September 30, 2020
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (13.4%):
Alibaba Group Holding Ltd., ADR (a)	12,836	$3,773,527
China East Education Holdings Ltd. (b)	88,000	191,773
China Yongda Automobiles Services Holdings Ltd.	160,500	191,632
Hisense Home Appliances Group Co. Ltd., Class A	106,600	194,667
JD.com, Inc., ADR (a)	7,426	576,332
Tongcheng-Elong Holdings Ltd. (a)	154,800	283,958
		5,211,889
Consumer Staples (0.9%):
Ausnutria Dairy Corp. Ltd.	115,000	183,335
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	15,200	147,017
		330,352
Energy (1.1%):
China Oilfield Services Ltd., Class H	254,000	177,779
CNOOC Ltd., ADR (c)	2,789	267,883
		445,662
Financials (3.6%):
China Merchants Bank Co. Ltd., Class H	93,000	441,338
CSC Financial Co. Ltd., Class H (b)	245,500	347,016
Ping An Insurance Group Co. of China Ltd.	61,000	633,252
		1,421,606
Health Care (0.9%):
Wuxi Biologics Cayman, Inc., Class H (a)(b)	13,500	330,869

Industrials (2.1%):
Hangcha Group Co. Ltd., Class A	70,800	162,973
Sany Heavy Industry Co. Ltd., Class A	79,300	291,308
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	360,000	347,837
		802,118
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	46,500	322,083

Real Estate (1.2%):
China SCE Group Holdings Ltd.	614,004	276,620
Sunac China Holdings Ltd.	51,000	200,936
		477,556
		12,282,394
Colombia (0.5%):
Financials (0.5%):
Bancolombia SA, ADR	8,120	207,466

Greece (0.7%):
Communication Services (0.4%):
Hellenic Telecommunications Organization SA	9,980	143,717

Financials (0.3%):
National Bank of Greece SA (a)	114,021	142,863
		286,580
Hong Kong (3.2%):
Consumer Discretionary (0.7%):
Geely Automobile Holdings Ltd.	128,000	256,779

Energy (0.7%):
Kunlun Energy Co. Ltd.	412,000	272,062

Health Care (0.5%):
Sino Biopharmaceutical Ltd.	163,500	179,045

Information Technology (0.5%):
Lenovo Group Ltd.	294,000	194,388

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued September 30, 2020
(Unaudited)

Security Description	Shares	Value
Real Estate (0.8%):
Shimao Group Holdings Ltd.	79,000	$329,594
		1,231,868
India (10.8%):
Consumer Staples (0.8%):
Hindustan Unilever Ltd.	11,158	313,591

Energy (2.4%):
Petronet LNG Ltd.	80,498	241,204
Reliance Industries Ltd.	22,894	694,374
		935,578
Financials (2.9%):
Bandhan Bank Ltd. (a)(b)	61,417	229,335
Cholamandalam Investment and Finance Co. Ltd.	56,655	192,228
Housing Development Finance Corp. Ltd.	20,823	493,595
Multi Commodity Exchange of India Ltd.	8,586	201,323
		1,116,481
Health Care (1.3%):
Dr. Reddy's Laboratories Ltd.	4,292	300,601
Sanofi India Ltd.	1,681	197,295
		497,896
Industrials (0.6%):
Escorts Ltd.	12,927	232,004

Information Technology (1.5%):
Infosys Technologies Ltd., ADR	42,272	583,776

Materials (1.3%):
Asian Paints Ltd.	5,874	158,283
Hindalco Industries Ltd.	153,326	366,386
		524,669
		4,203,995
Indonesia (1.0%):
Consumer Discretionary (0.4%):
PT Astra International Tbk	566,900	171,149

Financials (0.6%):
PT Bank Negara Indonesia Persero Tbk	750,800	225,826
		396,975
Isle of Man (0.4%):
Real Estate (0.4%):
NEPI Rockcastle PLC	37,197	153,336

Korea, Republic Of (13.7%):
Communication Services (1.0%):
NAVER Corp.	1,550	393,955

Consumer Discretionary (2.2%):
F&F Co. Ltd.	1,996	151,581
Kia Motors Corp.	10,731	430,408
LG Electronics, Inc.	3,436	269,198
		851,187
Consumer Staples (1.0%):
Cosmax, Inc.	2,254	223,033
Orion Corp.	1,639	183,684
		406,717
Financials (1.7%):
DB Insurance Co. Ltd.	5,101	197,171
Hana Financial Group, Inc.	9,839	236,403

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued September 30, 2020
(Unaudited)

Security Description	Shares	Value
Samsung Securities Co. Ltd.	8,239	$215,338
		648,912
Health Care (0.6%):
Celltrion, Inc. (a)	1,140	250,802

Industrials (1.4%):
CJ Logistics Corp. (a)	931	141,189
CS Wind Corp.	2,324	197,023
LG Corp.	3,346	212,487
		550,699
Information Technology (4.9%):
LG Innotek Co. Ltd.	1,899	250,650
Samsung Electronics Co. Ltd.	33,248	1,650,851
		1,901,501
Materials (0.9%):
Kumho Petrochemical Co. Ltd.	2,262	212,242
SK Materials Co. Ltd.	748	145,285
		357,527
		5,361,300
Luxembourg (0.2%):
Materials (0.2%):
Ternium SA, ADR (a)	3,162	59,540

Malaysia (0.6%):
Health Care (0.6%):
Top Glove Corp. Bhd	120,700	242,150

Mexico (1.3%):
Industrials (0.9%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	21,046	151,741
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)(c)	5,580	205,121
		356,862
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV	105,134	158,482
		515,344
Peru (0.5%):
Financials (0.5%):
Credicorp Ltd.	1,696	210,287

Philippines (0.4%):
Financials (0.4%):
BDO Unibank, Inc.	91,250	162,858

Russian Federation (0.7%):
Consumer Discretionary (0.0%):(d)
Detsky Mir PJSC (a)(b)	7,560	11,447

Energy (0.7%):
Rosneft Oil Co. PJSC, GDR	55,093	270,628
		282,075
Saudi Arabia (0.5%):
Industrials (0.5%):
Saudi Industrial Services Co.	27,020	191,448

South Africa (0.6%):
Materials (0.6%):
Gold Fields Ltd., ADR	18,790	230,929

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued September 30, 2020
(Unaudited)

Security Description	Shares	Value
Taiwan (12.2%):
Consumer Discretionary (1.3%):
Makalot Industrial Co. Ltd.	37,000	$219,850
Nan Liu Enterprise Co. Ltd.	17,000	137,949
Topkey Corp.	29,000	144,185
		501,984
Financials (1.6%):
Chailease Holding Co. Ltd.	62,485	286,249
Yuanta Financial Holding Co. Ltd.	516,040	319,520
		605,769
Health Care (0.5%):
Universal Vision Biotechnology Co. Ltd.	23,000	210,411

Industrials (0.4%):
Sunonwealth Electric Machine Industry Co. Ltd.	75,000	161,966

Information Technology (8.4%):
Compeq Manufacturing Co. Ltd.	133,000	189,340
MediaTek, Inc.	27,000	572,142
Nanya Technology Corp.	54,000	107,217
Taiwan Semiconductor Manufacturing Co. Ltd.	159,259	2,396,070
		3,264,769
		4,744,899
Turkey (0.4%):
Utilities (0.4%):
Enerjisa Enerji A/S (b)	128,332	148,730

United Arab Emirates (0.7%):
Financials (0.7%):
Emirates NBD Bank PJSC	91,867	268,352

United Kingdom (1.4%):
Materials (1.4%):
Anglo American PLC	11,434	276,578
Antofagasta PLC	19,920	262,839
		539,417
Total Common Stocks (Cost $28,989,509)		37,636,151
Preferred Stocks (1.8%)
Brazil (0.9%):
Consumer Discretionary (0.5%):
Lojas Americanas SA	37,100	187,565

Industrials (0.4%):
Randon SA Implementos e Participacoes	77,800	168,609

		356,174
Cayman Islands (0.1%):
Financials (0.1%):
Chailease Holding Co. Ltd.	5,862	20,222

Korea, Republic Of (0.8%):
Information Technology (0.8%):
Samsung Electronics Co. Ltd.	7,472	321,657
Total Preferred Stocks (Cost $655,120)		698,053

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued September 30, 2020
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (e)	6,299	$6,299
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (e)	98,463	98,463
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (e)	43,805	43,805
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (e)	25,066	25,066
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (e)	112,703	112,703
Total Collateral for Securities Loaned (Cost $286,336)		286,336

Total Investments (Cost $29,930,965) — 99.0%		38,620,540
Other assets in excess of liabilities — 1.0%		381,277
NET ASSETS - 100.00%		$39,001,817

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $1,967,279 and amounted to 5.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2020
(Unaudited)

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (97.3%):
Communication Services (10.4%):
Alphabet, Inc., Class C(a)	728	$1,070
Charter Communications, Inc., Class A(a)	428	267
Comcast Corp., Class A	3,435	159
Facebook, Inc., Class A(a)	1,786	468
Nexstar Media Group, Inc., Class A	4,073	366
T-Mobile U.S., Inc.(a)	2,376	272
Zynga, Inc., Class A(a)	17,519	160
		2,762
Consumer Discretionary (17.1%):
Amazon.com, Inc.(a)	349	1,099
Asbury Automotive Group, Inc.(a)	2,707	264
Boyd Gaming Corp.	12,276	377
D.R. Horton, Inc.	4,323	327
Dollar General Corp.	2,039	428
Group 1 Automotive, Inc.	3,066	271
LGI Homes, Inc.(a)	1,992	231
Lowe's Cos., Inc.	1,765	293
Meritage Homes Corp.(a)	2,362	261
Target Corp.	1,444	227
TopBuild Corp.(a)	1,284	219
Tractor Supply Co.	1,152	165
Williams-Sonoma, Inc.(b)	4,217	381
		4,543
Consumer Staples (6.1%):
Monster Beverage Corp.(a)	3,320	267
PepsiCo, Inc.	2,391	332
Philip Morris International, Inc.	3,020	226
The Kroger Co.	8,853	300
The Procter & Gamble Co.	1,952	271
Walmart, Inc.	1,537	215
		1,611
Energy (1.0%):
Chevron Corp.	1,189	86
Phillips 66	1,795	92
Valero Energy Corp.	2,050	89
		267
Financials (7.0%):
Ameriprise Financial, Inc.	2,139	330
Flagstar Bancorp, Inc.	6,843	203
JPMorgan Chase & Co.	3,749	361
Morgan Stanley	4,951	239
Primerica, Inc.	2,944	333
T. Rowe Price Group, Inc.	1,935	248
Western Alliance Bancorp	4,276	135
		1,849
Health Care (16.7%):
AbbVie, Inc.	5,426	476
Amgen, Inc.	870	221
Bristol-Myers Squibb Co.	8,277	499
Charles River Laboratories International, Inc.(a)	1,454	329
Cigna Corp.	1,592	270
Hologic, Inc.(a)	4,066	270
ICON PLC(a)	1,783	341
Medtronic PLC	903	94
Merck & Co., Inc.	4,938	410
Pfizer, Inc.	6,498	238
Regeneron Pharmaceuticals, Inc.(a)	397	222
Stryker Corp.	1,435	299
Thermo Fisher Scientific, Inc.	372	164
UnitedHealth Group, Inc.	1,887	588
		4,421
Industrials (8.1%):
Federal Signal Corp.	7,455	218
Kansas City Southern	2,259	409
L3Harris Technologies, Inc.	1,436	244
Lockheed Martin Corp.	817	313
Masco Corp.	2,734	151
Old Dominion Freight Line, Inc.	1,434	259
UFP Industries, Inc.	5,139	290
XPO Logistics, Inc.(a)	3,141	266
		2,150
Information Technology (27.4%):
Adobe, Inc.(a)	616	301
Advanced Micro Devices, Inc.(a)	2,425	199
Akamai Technologies, Inc.(a)	3,462	382
Apple, Inc.	15,014	1,739
Booz Allen Hamilton Holdings Corp.	4,309	358
Broadcom, Inc.	963	351
Cadence Design Systems, Inc.(a)	2,430	259
EPAM Systems, Inc.(a)	897	290
Fiserv, Inc.(a)	2,999	309
Lumentum Holdings, Inc.(a)	4,176	314
Mastercard, Inc., Class A	451	153
Microsoft Corp.	7,976	1,677
NVIDIA Corp.	1,063	575
ServiceNow, Inc.(a)	397	193
Visa, Inc., Class A(b)	954	191
		7,291
Materials (2.7%):
Berry Global Group, Inc.(a)	6,957	336
Silgan Holdings, Inc.	10,079	371
		707
Real Estate (0.8%):
American Tower Corp.	827	200
Total Common Stocks (Cost $18,509)		25,801

Exchange-Traded Funds (2.5%):
SPDR S&P 500 ETF Trust	1,995	668
Total Exchange-Traded Funds (Cost $650)		668

Collateral for Securities Loaned^ (1.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	8,885	9
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	138,877	139
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	61,785	62
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	35,355	35
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	158,963	159
Total Collateral for Securities Loaned^ (Cost $404)		404
Total Investments (Cost $19,563) - 101.3%		26,873
Liabilities in excess of other assets - (1.3%)		(340)
NET ASSETS - 100.0%		$26,533

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

PLC - Public Liability Company

ETF- Exchange-Traded Fund